DEBT - Debt Maturity Schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 1,125
2022	2,250
2023	2,250
2024	2,250
2025 and thereafter	217,125
Total debt	$ 225,000	$ 203,851